Cover page Cover page	Feb. 03, 2022
Cover [Abstract]
Document Type	8-K
Document Period End Date	Feb. 03, 2022
Entity Incorporation, State or Country Code	DE
Entity Registrant Name	VIAVI SOLUTIONS INC.
Entity File Number	000-22874
Entity Tax Identification Number	94-2579683
Entity Address, Address Line One	7047 E Greenway Pkwy Suite 250
Entity Address, City or Town	Scottsdale,
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85254
City Area Code	408
Local Phone Number	404-3600
Title of 12(b) Security	Common Stock, par value of $0.001 per share
Trading Symbol	VIAV
Security Exchange Name	NASDAQ
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0000912093